Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Net revenues from investment management, research and related services
Net revenues derived from our investment management, research and related services were as follows:

	Years Ended December 31,
	2012	2011	2010
	(in millions)

Institutions	$485	$617	$765
Retail	1,193	1,093	1,069
Private client	586	652	651
Bernstein research services	414	437	431
Other	62	(47)	37
Total revenues	2,740	2,752	2,953
Less: Interest expense	3	2	4
Net revenues	$2,737	$2,750	$2,949

Net revenues and long-lived assets, related to Geographic Areas
Net revenues and long-lived assets, related to our U.S. and international operations, as of and for the years ended December 31, were:

	2012	2011	2010
	(in millions)
Net revenues:
United States	$1,700	$1,725	$1,933
International	1,037	1,025	1,016
Total	$2,737	$2,750	$2,949
Long-lived assets:
United States	$3,363	$3,403	$3,448
International	52	74	74
Total	$3,415	$3,477	$3,522